Segment Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Segment	Sep. 30, 2012	Dec. 31, 2012 Segment		Dec. 31, 2011
Segment Reporting Information [Line Items]
Number of operating business segments			3		3
Amount of revenue from major customer of total revenue	$ 87,414	$ 83,839	$ 263,928	$ 250,699	$ 341,684	[1]	$ 321,122	[1]
Major Customer | Sales Revenue, Net
Segment Reporting Information [Line Items]
Amount of revenue from major customer of total revenue					$ 151,400		$ 147,100
Revenue from next largest customer, percentage of total revenue					44.00%		46.00%
Puerto Rico | Sales Revenue, Net
Segment Reporting Information [Line Items]
Revenue from next largest customer, percentage of total revenue					9.00%		11.00%

[1]	Revenues are based on subsidiaries' country of domicile.